Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928		$ 1,155		$ 1,179	[1],[2]	$ 831		$ 966		$ 1,052		$ 1,253		$ 819		$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(145)	[5]	(28)	[5]	(24)	[5]	(236)	[5]	(99)	[6]	(36)	[6]	333	[6]	(192)	[6]	(226)		(260)		(433)		6		(334)
Net loss attributable to Holdings	(25)		(154)		(28)		(22)		(237)		(91)		(33)		222		(197)		(217)		(259)		(441)		(99)		(262)
Earnings Per Share, Basic and Diluted [Abstract]
Basic loss per share	$ (3.12)		$ (19.21)	[7]	$ (3.49)	[7]	$ (2.74)	[7]	$ (29.56)	[7]	$ (11.35)	[8]	$ (4.12)	[8]	$ 27.69	[8]	$ (24.60)	[8]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Diluted loss per share	$ (3.12)		$ (19.21)	[7]	$ (3.49)	[7]	$ (2.74)	[7]	$ (29.56)	[7]	$ (11.35)	[8]	$ (4.12)	[8]	$ 27.69	[8]	$ (24.60)	[8]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Selected Quarterly Financial Information [Abstract]
Loss on the early extinguishment of debt	0						0		(36)										6		36		36		0		(75)
Former parent legacy costs (benefit), net	0		2		(3)		(12)		(2)		(8)		(6)		(314)		5		(3)		(14)		(15)		(323)		(34)
Restructuring charges	2		3		3		3		2		9		2		4		6		5		5		11		21		70
Merger costs			1								1												1		1		1
Real Estate Franchise Services [Member]
Segment Reporting Information [Line Items]
Revenues	170	[1],[2]	128		151		160	[1],[2]	118		127		138		173		122		299	[1],[2]	278	[1],[2]	557	[3],[4]	560	[3],[4]	538	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			50	[5]	74	[5]	78	[5]	42	[5]	55	[6]	71	[6]	103	[6]	46	[6]
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenues	994	[1],[2]	658		841		884	[1],[2]	587		697		762		956		601		1,611	[1],[2]	1,471	[1],[2]	2,970	[3],[4]	3,016	[3],[4]	2,959	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			(23)	[5]	24	[5]	34	[5]	(47)	[5]	(20)	[6]	8	[6]	64	[6]	(47)	[6]
Relocation Services [Member]
Segment Reporting Information [Line Items]
Revenues	109	[1],[2]	100		126		110	[1],[2]	87		101		122		106		76		197	[1],[2]	197	[1],[2]	423	[3],[4]	405	[3],[4]	320	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			11	[5]	39	[5]	21	[5]	(2)	[5]	15	[6]	38	[6]	15	[6]	(8)	[6]
Title and Settlement Services [Member]
Segment Reporting Information [Line Items]
Revenues	106	[1],[2]	91		95		90	[1],[2]	83		90		84		86		65		194	[1],[2]	173	[1],[2]	359	[3],[4]	325	[3],[4]	328	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			4	[5]	6	[5]	9	[5]	(1)	[5]	8	[6]	3	[6]	8	[6]	(10)	[6]
Other [Member]
Segment Reporting Information [Line Items]
Revenues	(70)	[1],[2],[9]	(49)	[10]	(58)	[10]	(65)	[1],[10],[2],[9]	(44)	[10]	(49)	[10]	(54)	[10]	(68)	[10]	(45)	[10]	(117)	[1],[2],[9]	(109)	[1],[2],[9]	(216)	[11],[3],[4]	(216)	[11],[3],[4]	(213)	[11],[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			$ (187)	[5]	$ (171)	[5]	$ (166)	[5]	$ (228)	[5]	$ (157)	[6]	$ (156)	[6]	$ 143	[6]	$ (173)	[6]

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	The quarterly results include the following: •Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[7]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.
[8]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS. In the second quarter of 2010, the impact of unexercised options and unvested restricted stock were anti-dilutive and, accordingly, no unexercised options or unvested restricted stock were included in the calculation of diluted earnings per share based on the application of the treasury stock method.
[9]	(c)Includes the elimination of transactions between segments.
[10]	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.
[11]	Includes the elimination of transactions between segments.